Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Financial Information Abstract
Inventory	Inventories

in thousands	December 31, 2023	December 31, 2022
Raw materials	$7,241	$2,622
Work in progress	8,134	1,520
Finished goods	—	—

Inventories	$15,375	$4,142

Schedule of Prepaid and Other Current Assets
Prepaid and Other Current Assets

in thousands	December 31, 2023	December 31, 2022
Deposits	$4,347	$379
Prepaid license and other prepaid expenses	1,991	3,589
Employee Retention Credit - Payroll Tax	—	4,283
Deferred contract costs	2,172	2,446
Other current assets	671	2,799

Prepaid and other current assets	$9,181	$13,496

Schedule of Major Classes of Property Plant And Equipment
Property, Plant and Equipment, net

in thousands	December 31, 2023	December 31, 2022
Construction in progress	$6,582	$8,309
Computer and software	2,963	2,810
Leasehold improvements	12,328	10,390
Research equipment	8,486	9,042
Production equipment	20,756	14,100
Furniture and fixtures	548	565

Total property, plant and equipment	51,663	45,216
Less: accumulated depreciation	(24,811)	(20,945)

Property, plant and equipment, net	$26,852	$24,271

Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

in thousands	December 31, 2023	December 31, 2022
Employee compensation and benefits	$1,299	$5,861
Construction in progress related accruals	340	2,692
Professional services	2,780	756
Accrued expenses	3,887	4,423
Accrued inventory purchases	4,647	2,848
Other miscellaneous	698	1,326

Accrued expenses and other current liabilities	$13,651	$17,906

Other Income (Expense), Net
Other Income (Expense), Net

	Year Ended December 31,
in thousands	2023	2022
Other income from research and development contracts	$1,622	$5,789
Miscellaneous income (expense)	496	(123)

Other income, net	$2,118	$5,666